Write-down and loss on sale of vessels	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Asset Impairment Charges
18. Write-down and Loss on Sale
The Company's write-downs and vessel sales generally relate to vessels approaching the end of their useful lives as well as other vessels it strategically sells, or is attempting to sell, to reduce exposure to a certain vessel class.

The following table shows the write-downs and net (loss) gain on sale of vessels for the years ended December 31, 2020, 2019, and 2018:

			Write-down and (Loss) Gain on Sales of Vessels
			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2020 $	2019 $	2018 $
Teekay Parent Segment – Offshore Production (1)	2 FPSO units	N/A	(70,693)	(175,000)	—
Teekay Parent Segment - Offshore Production (2)	1 FPSO unit	N/A	—	(3,330)	—
Teekay Parent Segment - Other (3)	Operating lease right-of-use asset	N/A	(9,100)	—	—
Teekay LNG Segment – Liquefied Gas Carriers (4)	7 Multi-gas Carriers	N/A	(51,000)	—	(33,000)
Teekay LNG Segment – Liquefied Gas Carriers	2 LNG Carriers	Jan-2020	—	14,349	—
Teekay LNG Segment – Conventional Tankers	2 Suezmaxes	Oct/Dec-2018	—	—	(7,863)
Teekay LNG Segment – Conventional Tankers	1 Handymax	Oct-2019	—	(785)	(13,000)
Teekay Tankers Segment – Conventional Tankers (5)	9 Aframaxes	N/A	(67,018)	—	—
Teekay Tankers Segment – Conventional Tankers (6)	(6)	Apr-2020	3,081	—	—
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Feb/Mar-2020	(2,627)	—	—
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Dec-2019/Feb-2020	—	(5,544)	—
Teekay Tankers Segment – Conventional Tankers	Operating lease right-of-use asset	N/A	(2,881)	—	—
Other			—	—	170
Total			(200,238)	(170,310)	(53,693)
(1)During the years ended December 31, 2020 and December 31, 2019, Teekay Parent recognized impairment charges in respect of two of its FPSO units. In the first quarter of 2020, CNRI provided formal notice to Teekay of its intention to cease production in June 2020 and decommission the Banff field shortly thereafter. As such, the Company removed the Petrojarl Banff FPSO and Apollo Spirit FSO from the Banff field in the third quarter of 2020 and expects to remove the subsea equipment by June 2023. The Company expects to recycle the FPSO unit, which is currently in lay-up, and the subsea equipment following removal from the field. The Company redelivered the FSO unit to its owner in the third quarter of 2020. During 2020, the asset retirement obligation for the Petrojarl Banff FPSO unit was increased based on changes to cost estimates and the carrying value of the unit was fully written down. During 2020, the Company also made changes to its expected cash flows from the Sevan Hummingbird FPSO unit based on the market environment and oil prices, and contract discussions with the customer, which resulted in a full write-down of its carrying value.
(2)On March 27, 2020, the Company entered into a bareboat charter agreement for the Petrojarl Foinaven FPSO unit, which was accounted for as a sales-type lease and resulted in the recognition of a gain of $44.9 million during the year ended December 31, 2020. See Note 2.
(3)During the year ended December 31, 2020, the Company made changes to its expected cash flows from the Suksan Salamander FSO unit, which it in-chartered from Altera under an operating lease, to take into account progress relating to the early termination of the in-charter and the novation of the charter contracts with the customer to Altera. The novation of the charter contracts was completed in the first quarter of 2021 and the in-charter terminated at the same time. The ROU asset was written down to its estimated fair value, using a discounted cash flow approach.
(4)During the year ended December 31, 2020, the carrying values of Teekay LNG's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit, Sonoma Spirit and Napa Spirit), were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the COVID-19 pandemic), as well as Teekay LNG receiving notification during the year that its then-existing commercial management agreement with a third-party commercial manager was terminated and replaced by a new commercial management agreement in September 2020. In addition, in June 2018, the carrying values for four of Teekay LNG's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of Teekay LNG's evaluation of alternative strategies for these assets, the then-current charter rate environment and the outlook for charter rates for these vessels at that time.
(5)During the year ended December 31, 2020, the carrying values of nine Aframax tankers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term tanker market outlook and a reduction of charter rates as a result of the current economic environment, which has been impacted by the COVID-19 global pandemic. Teekay Tankers recorded a write-down of $65.4 million related to these vessels. In February 2021, Teekay Tankers agreed to the sale of two of these vessels for an aggregate sales price of $32.0 million. The vessels were delivered to their new owners in March 2021 and therefore, both vessels and their related bunkers and lube oil inventory are classified as held for sale on the Company's consolidated balance sheet of Teekay Tankers as at December 31, 2020. The vessels were written down to their agreed sales price less selling costs.
(6)On April 30, 2020, Teekay Tankers completed the sale of the non-US portion of its ship-to-ship support services business as well as its LNG terminal management business for proceeds of $27.1 million, including an adjustment of $1.1 million for the final amounts of cash and other working capital present on the closing date. The vessels and the related bunkers, were classified as held for sale as at December 31, 2019.

See Note 3 – Segment Reporting for the write-downs and loss on sales of vessels, by segment for 2020, 2019 and 2018.